Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of estimated useful life of vessels and equipment

Useful Life
Hull	20 years
Anchor-handling, loading and unloading equipment	20 years
Main/auxiliary engine	20 years
Thruster, dynamic positioning systems, cranes and other equipment	20 years
Drydock costs	2.5 – 5 years

Schedule of contract related intangible liabilities and their amortization periods at acquisition dates

Amortization
Intangible category	Period
Unfavorable contractual rights—Fortaleza Knutsen	12 years
Unfavorable contractual rights—Recife Knutsen	12 years
Unfavorable contractual rights—Tuva Knutsen	12 years
Unfavorable contractual rights—Live Knutsen	8 years
Unfavorable contractual rights—Daqing Knutsen	7 years